SEGMENT INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Net sales, percentage	9.50%	9.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member] | MOROCCO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.90%	10.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member] | MALI
Revenue, Major Customer [Line Items]
Concentration risk, percentage	8.30%	8.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member] | BURKINA FASO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	0.90%	0.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member] | Other [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	1.70%	1.70%